American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
July 31, 2022

Small Cap Growth - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 2.5%
Aerojet Rocketdyne Holdings, Inc.(1)	302,980	13,237,196
CAE, Inc.(1)	870,147	23,021,811
Mercury Systems, Inc.(1)	247,186	14,586,446
		50,845,453
Auto Components — 0.7%
Fox Factory Holding Corp.(1)	136,759	12,945,607
Banks — 1.0%
Bancorp, Inc.(1)	406,263	9,994,070
Silvergate Capital Corp., Class A(1)	111,410	10,393,439
		20,387,509
Beverages — 1.7%
Duckhorn Portfolio, Inc.(1)	635,369	11,652,667
MGP Ingredients, Inc.	203,039	21,355,642
		33,008,309
Biotechnology — 9.1%
ADC Therapeutics SA(1)	407,550	3,019,946
Arcus Biosciences, Inc.(1)	92,525	2,460,240
Arcutis Biotherapeutics, Inc.(1)	519,175	12,595,186
Biohaven Pharmaceutical Holding Co. Ltd.(1)	167,322	24,432,358
Blueprint Medicines Corp.(1)	180,732	9,228,176
Bridgebio Pharma, Inc.(1)	301,482	2,610,834
Celldex Therapeutics, Inc.(1)	177,201	5,443,615
Centessa Pharmaceuticals PLC, ADR(1)(2)	464,785	2,007,871
Cytokinetics, Inc.(1)	406,754	17,217,897
Erasca, Inc.(1)(2)	271,000	2,043,340
Fate Therapeutics, Inc.(1)	210,863	6,437,647
Global Blood Therapeutics, Inc.(1)	346,574	11,339,901
Halozyme Therapeutics, Inc.(1)	487,211	23,824,618
Insmed, Inc.(1)	582,550	12,886,006
Intellia Therapeutics, Inc.(1)	69,417	4,495,445
Iovance Biotherapeutics, Inc.(1)	138,333	1,611,580
KalVista Pharmaceuticals, Inc.(1)	471,389	5,821,654
Karuna Therapeutics, Inc.(1)	60,756	7,913,469
Kinnate Biopharma, Inc.(1)(2)	288,156	3,083,269
Kymera Therapeutics, Inc.(1)	205,464	4,526,372
Natera, Inc.(1)	310,205	14,579,635
Relay Therapeutics, Inc.(1)	197,367	3,753,920
		181,332,979
Building Products — 1.6%
Hayward Holdings, Inc.(1)	1,131,187	13,200,953
Masonite International Corp.(1)	104,771	9,537,304
Trex Co., Inc.(1)	147,558	9,520,442
		32,258,699
Capital Markets — 0.3%
Open Lending Corp., Class A(1)	587,727	6,088,852
Chemicals — 1.0%
Diversey Holdings Ltd.(1)	2,584,396	19,357,126
Commercial Services and Supplies — 3.5%
Brink's Co.	317,756	18,093,027

Clean Harbors, Inc.(1)	213,025	20,789,110
Driven Brands Holdings, Inc.(1)	1,049,962	31,897,845
		70,779,982
Construction and Engineering — 1.1%
Construction Partners, Inc., Class A(1)	891,268	21,194,353
Construction Materials — 1.3%
Eagle Materials, Inc.	85,331	10,790,105
Summit Materials, Inc., Class A(1)	582,396	16,021,714
		26,811,819
Containers and Packaging — 1.4%
AptarGroup, Inc.	105,416	11,359,628
Graphic Packaging Holding Co.	743,308	16,538,603
		27,898,231
Diversified Consumer Services — 0.8%
European Wax Center, Inc., Class A	763,799	15,978,675
Electric Utilities — 0.5%
IDACORP, Inc.	89,279	9,974,250
Electrical Equipment — 0.8%
Sensata Technologies Holding PLC	366,230	16,286,248
Electronic Equipment, Instruments and Components — 1.6%
Jabil, Inc.	271,804	16,128,849
National Instruments Corp.	426,986	16,225,468
		32,354,317
Equity Real Estate Investment Trusts (REITs) — 1.1%
Ryman Hospitality Properties, Inc.(1)	242,811	21,498,486
Food and Staples Retailing — 1.6%
BJ's Wholesale Club Holdings, Inc.(1)	301,789	20,431,115
Grocery Outlet Holding Corp.(1)	261,403	11,167,136
		31,598,251
Food Products — 1.3%
Freshpet, Inc.(1)	244,305	13,055,659
Sovos Brands, Inc.(1)	917,214	12,987,750
		26,043,409
Health Care Equipment and Supplies — 5.3%
CryoPort, Inc.(1)	402,902	14,987,954
Establishment Labs Holdings, Inc.(1)(2)	182,303	10,808,745
Inari Medical, Inc.(1)	301,020	23,353,132
NeuroPace, Inc.(1)(2)	516,451	3,026,403
SI-BONE, Inc.(1)	791,222	10,634,024
Silk Road Medical, Inc.(1)	554,073	25,215,862
Tandem Diabetes Care, Inc.(1)	264,805	17,532,739
		105,558,859
Health Care Providers and Services — 5.8%
Amedisys, Inc.(1)	79,369	9,512,375
Encompass Health Corp.	207,179	10,487,401
Enhabit, Inc.(1)	103,589	1,813,843
Ensign Group, Inc.	217,100	17,300,699
HealthEquity, Inc.(1)	263,039	15,300,979
Progyny, Inc.(1)	304,105	9,284,326
R1 RCM, Inc.(1)	1,089,923	27,248,075
Signify Health, Inc., Class A(1)(2)	558,418	9,554,532
Tenet Healthcare Corp.(1)	216,880	14,340,105
		114,842,335

Health Care Technology — 1.8%
Health Catalyst, Inc.(1)	773,247	12,944,155
OptimizeRx Corp.(1)	429,454	9,649,831
Schrodinger, Inc.(1)	395,983	12,394,268
		34,988,254
Hotels, Restaurants and Leisure — 5.3%
Churchill Downs, Inc.	115,291	24,188,052
Planet Fitness, Inc., Class A(1)	354,511	27,939,012
SeaWorld Entertainment, Inc.(1)	280,879	13,406,355
Wingstop, Inc.	203,274	25,649,113
Wyndham Hotels & Resorts, Inc.	207,682	14,415,207
		105,597,739
Insurance — 3.3%
Goosehead Insurance, Inc., Class A	257,159	14,454,908
Kinsale Capital Group, Inc.	101,362	24,652,252
RLI Corp.	165,138	18,161,877
Selective Insurance Group, Inc.	113,470	8,834,774
		66,103,811
Interactive Media and Services — 1.8%
Cargurus, Inc.(1)	611,503	14,853,408
Eventbrite, Inc., Class A(1)	1,250,327	11,703,061
QuinStreet, Inc.(1)	904,976	9,728,492
		36,284,961
IT Services — 2.6%
Perficient, Inc.(1)	202,274	21,343,952
Switch, Inc., Class A	547,735	18,518,920
Thoughtworks Holding, Inc.(1)	781,172	12,233,154
		52,096,026
Leisure Products — 1.9%
Brunswick Corp.	221,192	17,721,903
Callaway Golf Co.(1)	841,919	19,322,041
		37,043,944
Life Sciences Tools and Services — 0.4%
MaxCyte, Inc.(1)(2)	1,513,490	8,248,521
Machinery — 4.4%
AGCO Corp.	103,690	11,293,915
Astec Industries, Inc.	365,543	17,959,127
ATS Automation Tooling Systems, Inc.(1)	641,257	20,306,096
John Bean Technologies Corp.	192,588	21,629,558
Mueller Water Products, Inc., Class A	1,337,534	17,414,693
		88,603,389
Multiline Retail — 0.7%
Ollie's Bargain Outlet Holdings, Inc.(1)	246,147	14,510,366
Oil, Gas and Consumable Fuels — 5.1%
Kosmos Energy Ltd.(1)	5,149,250	32,646,245
Matador Resources Co.	637,299	36,823,136
Whitecap Resources, Inc.(2)	4,299,488	32,870,242
		102,339,623
Personal Products — 0.9%
Medifast, Inc.	105,928	17,816,030
Pharmaceuticals — 2.1%
Arvinas, Inc.(1)	144,844	7,692,665
Edgewise Therapeutics, Inc.(1)	272,174	2,631,923
Harmony Biosciences Holdings, Inc.(1)	225,941	11,461,987

Intra-Cellular Therapies, Inc.(1)	283,262	15,330,139
Ventyx Biosciences, Inc.(1)(2)	380,309	5,746,469
		42,863,183
Real Estate Management and Development — 2.0%
Altus Group Ltd.(2)	386,184	15,853,885
DigitalBridge Group, Inc.(1)	2,790,837	15,293,787
Tricon Residential, Inc. (Toronto)	819,544	8,908,713
		40,056,385
Road and Rail — 0.5%
Saia, Inc.(1)	43,589	10,367,644
Semiconductors and Semiconductor Equipment — 5.0%
Ambarella, Inc.(1)	98,977	8,566,459
Lattice Semiconductor Corp.(1)	473,068	29,093,682
MACOM Technology Solutions Holdings, Inc.(1)	212,988	12,340,525
Onto Innovation, Inc.(1)	257,484	21,435,543
Power Integrations, Inc.	269,917	22,945,644
Semtech Corp.(1)	88,290	5,503,116
		99,884,969
Software — 10.7%
Box, Inc., Class A(1)	808,931	23,005,998
Five9, Inc.(1)	150,843	16,309,145
JFrog Ltd.(1)	432,990	9,612,378
Manhattan Associates, Inc.(1)	241,785	34,011,896
nCino, Inc.(1)(2)	534,178	17,248,608
Paycor HCM, Inc.(1)	786,200	20,983,678
Paylocity Holding Corp.(1)	152,294	31,361,903
Sprout Social, Inc., Class A(1)	302,889	15,780,517
SPS Commerce, Inc.(1)	183,273	21,948,774
Tenable Holdings, Inc.(1)	629,002	24,310,927
		214,573,824
Specialty Retail — 1.6%
Leslie's, Inc.(1)	1,337,923	20,282,913
Petco Health & Wellness Co., Inc.(1)(2)	807,671	11,242,780
		31,525,693
Technology Hardware, Storage and Peripherals — 0.4%
Pure Storage, Inc., Class A(1)	249,883	7,084,183
Textiles, Apparel and Luxury Goods — 0.8%
Crocs, Inc.(1)	208,850	14,962,014
Trading Companies and Distributors — 1.7%
H&E Equipment Services, Inc.	554,941	19,839,141
NOW, Inc.(1)	1,235,340	13,662,860
		33,502,001
Water Utilities — 1.0%
SJW Group	312,170	20,497,082
TOTAL COMMON STOCKS (Cost $1,991,021,574)		1,955,993,391
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,321	44,321
State Street Navigator Securities Lending Government Money Market Portfolio(3)	51,676,255	51,676,255
		51,720,576
Repurchase Agreements — 2.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $5,112,616), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $5,014,432)		5,013,521

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $35,828,532), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $35,132,528)	35,126,000
40,139,521
TOTAL SHORT-TERM INVESTMENTS (Cost $91,860,097)	91,860,097
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $2,082,881,671)	2,047,853,488
OTHER ASSETS AND LIABILITIES — (2.6)%	(51,019,407)
TOTAL NET ASSETS — 100.0%	$1,996,834,081

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,747,558	USD	2,126,165	Goldman Sachs & Co.	9/29/22	$18,991
CAD	3,822,805	USD	2,970,385	Goldman Sachs & Co.	9/29/22	14,270
CAD	2,471,254	USD	1,904,788	Goldman Sachs & Co.	9/29/22	24,643
CAD	2,395,151	USD	1,845,867	Goldman Sachs & Co.	9/29/22	24,147
CAD	3,158,302	USD	2,422,345	Goldman Sachs & Co.	9/29/22	43,499
USD	68,236,762	CAD	88,769,544	Goldman Sachs & Co.	9/29/22	(1,070,059)
USD	3,024,321	CAD	3,930,268	Goldman Sachs & Co.	9/29/22	(44,236)
USD	8,413,961	CAD	10,909,122	Goldman Sachs & Co.	9/29/22	(103,335)
USD	2,334,382	CAD	3,008,003	Goldman Sachs & Co.	9/29/22	(14,116)
USD	3,183,917	CAD	4,101,248	Goldman Sachs & Co.	9/29/22	(18,133)
USD	3,725,021	CAD	4,823,791	Goldman Sachs & Co.	9/29/22	(41,153)
USD	3,557,112	CAD	4,585,369	Goldman Sachs & Co.	9/29/22	(22,916)
USD	3,121,117	CAD	3,996,088	Goldman Sachs & Co.	9/29/22	1,171
USD	3,306,476	CAD	4,257,980	Morgan Stanley	9/29/22	(17,941)
						$(1,205,168)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $59,745,988. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $62,065,817, which includes securities collateral of $10,389,562.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	27,823,642	23,021,811	—
Machinery	68,297,293	20,306,096	—
Oil, Gas and Consumable Fuels	69,469,381	32,870,242	—
Real Estate Management and Development	15,293,787	24,762,598	—
Other Industries	1,674,148,541	—	—
Short-Term Investments	51,720,576	40,139,521	—
	1,906,753,220	141,100,268	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	126,721	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,331,889	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.